Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The deferred tax assets and liabilities are composed of the following:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforward	6,739	5,519
Accrued expenses	97	80
R&D temporary differences	1,218	1,335
Fund raising costs 2023	35	70
Operating lease liability	8	8
Total deferred tax assets	8,097	7,012
Valuation allowance	(8,097)	(7,012)
Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred taxes	-	-

Schedule of Theoretical Tax	C.Theoretical tax:
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Loss before taxation	(11,053)	(11,286)	(14,976)
Theoretical tax credit at applicable statutory rate: 23%	(2,542)	(2,596)	(3,444)
Non-allowable expenses	(391)	(244)	(1,026)
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(2,151)	(2,352)	(2,418)
Income tax benefit	-	-	-